FINANCIAL RISK MANAGEMENT - Sensitivity Analysis For Foreign Currency Risk (Details) - Foreign currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
AUD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	$ 9	$ 4	$ 4
Impact of 10% increase on net income (loss)	(9)	(4)	(4)
Impact of 10% decrease on partnership capital	32	70
Impact of 10% increase on partnership capital	(32)	(70)
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	1	2	0
Impact of 10% increase on net income (loss)	(1)	(2)	0
Impact of 10% decrease on partnership capital	0	14
Impact of 10% increase on partnership capital	0	(14)
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	11	5	7
Impact of 10% increase on net income (loss)	(11)	(5)	(7)
Impact of 10% decrease on partnership capital	27	105
Impact of 10% increase on partnership capital	(27)	(105)
CLP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	(1)	(1)	0
Impact of 10% increase on net income (loss)	1	1	0
Impact of 10% decrease on partnership capital	0	(5)
Impact of 10% increase on partnership capital	0	5
COP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	1	1	1
Impact of 10% increase on net income (loss)	(1)	(1)	(1)
Impact of 10% decrease on partnership capital	6	8
Impact of 10% increase on partnership capital	(6)	(8)
BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	18	15	18
Impact of 10% increase on net income (loss)	(18)	(15)	(18)
Impact of 10% decrease on partnership capital	154	158
Impact of 10% increase on partnership capital	(154)	(158)
CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	13	4	1
Impact of 10% increase on net income (loss)	(13)	(4)	(1)
Impact of 10% decrease on partnership capital	69	1
Impact of 10% increase on partnership capital	(69)	(1)
PEN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on partnership capital	10	10
Impact of 10% increase on partnership capital	(10)	(10)
INR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	0	(3)	(2)
Impact of 10% increase on net income (loss)	0	3	2
Impact of 10% decrease on partnership capital	49	58
Impact of 10% increase on partnership capital	(49)	(58)
NZD & Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	0	(1)	0
Impact of 10% increase on net income (loss)	$ 0	$ 1	$ 0